Taxes (Details) - Schedule of provision of income tax - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of provision of income tax [Abstract]
Current income tax provision	$ 350	$ 72,733	$ 1,538,273
Deferred income taxes benefit	(420,514)	(263,249)	(6,043)
Total	$ (420,164)	$ (190,516)	$ 1,532,230